SHARE CAPITAL - SHARE RIGHTS PLAN (Details)	Dec. 31, 2015
SHARE CAPITAL
Discount on the purchase of common shares with reinvested dividends (as a percent)	2.00%
Minimum outstanding common shares required to be acquired to exercise the Shareholder Rights Plan (as a percent)	20.00%
Discount to the market price available to each rights holder, other than the acquiring person and related parties, under the Shareholder Rights Plan (as a percent)	50.00%